Leases (Tables)	12 Months Ended
Dec. 31, 2019
Leases [Abstract]
Assets and Liabilities of Leases	Supplemental balance sheet information related to leases was as follows:

December 31, 2019
(in thousands)
Operating lease right-of-use assets	$90,519

Operating lease liabilities—short term	21,193
Operating lease liabilities—long term	78,151
Total operating lease liabilities	$99,344

Operating Lease Maturity	Maturities for leases were as follows:

Operating Leases
(in thousands)
2020	$27,098
2021	20,728
2022	18,882
2023	17,656
2024	13,832
Thereafter	20,693
Total lease payments	118,889
Less imputed interest	19,545
Total	$99,344